Income Taxes (Effective Income Tax Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory Federal tax rate	(21.00%)	(21.00%)	(21.00%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	$ (1.27)
State taxes, net of Federal tax benefit	(1.00%)	(6.00%)	(6.00%)
Taxes on foreign earnings	(42.00%)	(2.00%)	15.00%
Valuation allowance	(10.00%)	7.00%	16.00%
Uncertain tax positions	7.00%	16.00%	0.00%
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	0.00%	(1.00%)	(3.00%)
Income Tax Expense (Benefit)	$ 265,000,000	$ (133,000,000)	$ 216,000,000
Other—net	(5.00%)	(2.00%)	3.00%
Effective tax rate	(157.00%)	13.00%	44.00%
Investment Tax Credit	$ 0	$ 0	$ (0.08)
Deconsolidation, Gain (Loss), Amount	2,074,000,000
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	41,000,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 41,000,000
Federal | Latest Tax Year
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Operating Loss Carryforwards, Limitations on Use	1.37 billion
Guacolda Affiliate [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income Tax Expense (Benefit)	$ 20,000,000
Brazil subsidiary [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income Tax Expense (Benefit)	93,000,000
Na Pua Makani Power Partners [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Investment Tax Credit	$ (35,000,000)
AES Southland [Domain]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Uncertain tax positions	35.00%
Income Tax Expense (Benefit)	$ 27,000,000		$ 75,000,000
Buffalo Gap [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory Federal tax rate	0.00%	(3.00%)	0.00%
Alto Maipo
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Taxes on foreign earnings	0.00%	(17.00%)	0.00%
Deconsolidation, Gain (Loss), Amount	$ 775,000,000
US and Utilities SBU
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income Tax Expense (Benefit)	$ 176,000,000
AES Andes
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory Federal tax rate	(127.00%)	0.00%	0.00%
UNITED STATES
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory Federal tax rate	(21.00%)
Effective tax rate	35.00%
Non-US [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income Tax Expense (Benefit)	$ 27,000,000	$ 27,000,000	$ 33,000,000